RENT OBLIGATION (Details Textual) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Lease Period Extended	five years		five years
Operating Leases, Rent Expense	$ 39,593	$ 37,095	$ 49,975	$ 49,863